Capital and reserves - Summary of Share Listing Expenses Recognised In Profit or Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Cash and cash equivalents		$ 16
Payables		$ (51)
Service for NASDAQ listing and associated expenses being recognised in the profit or loss	$ 290
Business combinations [member]
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Fair value of net assets of AGC	398
GHL Class A ordinary shares [Member]
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Fair value of consideration comprising 62.5 million GHL Class A ordinary shares	$ (688)